SHARE OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of the newly granted option awards is estimated on the date of grant using a Black-Scholes option valuation model with the following assumptions:

2011
Risk free interest rate	1.35%
Expected life (years)	3.5
Expected volatility	62.27%
Expected dividend yield	0.00%

Schedule of Share-based Compensation Arrangements by Exercise Price Range
The following summarizes share option transactions related to the Frontline Scheme:

(in thousands)	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2011	739.7	NOK 130.46
Forfeited	(13.7)	NOK 130.46
Options outstanding as December 31, 2012	726.0	NOK 130.46
Forfeited	(13.3)	NOK 130.46
Options outstanding as of December 31, 2013	712.7	NOK 130.46
Forfeited	(6.7)	NOK 130.46
Expired	(581.0)	NOK130.46
Options outstanding as of December 31, 2014	125.0	NOK 130.46
Exercisable options as at:
December 31, 2014	125.0	NOK130.46
December 31, 2013	670.9	NOK130.46
December 31, 2012	629.3	NOK130.46